UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Affiliated Fund

For the six-month period ended April 30, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

27	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund

Semiannual Report

For the six-month period ended April 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 through April 30, 2016).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/15 – 4/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/15	4/30/16	11/1/15 – 4/30/16
Class A
Actual	$1,000.00	$1,010.80	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.18	$3.72
Class B
Actual	$1,000.00	$1,007.20	$7.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.52
Class C
Actual	$1,000.00	$1,006.40	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.47
Class F
Actual	$1,000.00	$1,011.50	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class I
Actual	$1,000.00	$1,012.00	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.38	$2.51
Class P
Actual	$1,000.00	$1,010.10	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class R2
Actual	$1,000.00	$1,008.60	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R3
Actual	$1,000.00	$1,009.00	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.87
Class R4
Actual	$1,000.00	$1,010.80	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.18	$3.72
Class R5
Actual	$1,000.00	$1,012.00	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.31
Class R6
Actual	$1,000.00	$1,012.20	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.97	$1.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.50% for Class B, 1.49% for Class C, 0.60% for Class F, 0.50% for Class I, 0.75% for Class P, 1.10% for Class R2, 0.97% for Class R3, 0.74% for Class R4, 0.46% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2016

Sector*	%**
Consumer Discretionary	8.97%
Consumer Staples	9.16%
Energy	11.60%
Financials	22.97%
Health Care	8.06%
Industrials	12.70%
Information Technology	12.06%
Materials	4.90%
Telecommunication Services	3.06%
Utilities	6.09%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.63%

Aerospace & Defense 4.42%
Boeing Co. (The)	821,000	$110,671
Honeywell International, Inc.	344,300	39,343
Lockheed Martin Corp.	186,800	43,409
Raytheon Co.	174,100	21,997
United Technologies Corp.	554,100	57,831
Total		273,251

Automobiles 2.80%
Ford Motor Co.	8,311,000	112,697
General Motors Co.	1,899,700	60,411
Total		173,108

Banks 7.46%
BB&T Corp.	1,311,049	46,385
Fifth Third Bancorp	5,359,770	98,137
JPMorgan Chase & Co.	3,213,242	203,077
M&T Bank Corp.	182,400	21,582
People’s United Financial, Inc.	541,500	8,393
Wells Fargo & Co.	1,675,385	83,736
Total		461,310

Beverages 1.67%
Coca-Cola Enterprises, Inc.	605,900	31,797
Dr. Pepper Snapple Group, Inc.	228,200	20,746
Molson Coors Brewing Co. Class B	228,900	21,890
PepsiCo, Inc.	279,900	28,818
Total		103,251

Biotechnology 0.26%
AbbVie, Inc.	260,200	15,872

Capital Markets 2.24%
Ameriprise Financial, Inc.	650,300	62,364
Invesco Ltd.	1,582,000	49,058
TD Ameritrade Holding Corp.	909,400	27,127
Total		138,549
Investments	Shares	Fair Value (000)
Chemicals 3.02%
Albemarle Corp.	112,100	$7,417
Celanese Corp. Series A	534,800	37,810
CF Industries Holdings, Inc.	1,001,000	33,103
Eastman Chemical Co.	502,000	38,343
Huntsman Corp.	1,931,907	30,408
LyondellBasell Industries NV Class A	481,300	39,789
Total		186,870

Commercial Services & Supplies 1.13%
KAR Auction Services, Inc.	912,400	34,306
Pitney Bowes, Inc.	968,700	20,314
R.R. Donnelley & Sons Co.	887,800	15,448
Total		70,068

Communications Equipment 1.68%
Harris Corp.	312,500	25,003
Juniper Networks, Inc.	1,626,200	38,053
Motorola Solutions, Inc.	547,500	41,167
Total		104,223

Consumer Finance 0.72%
Capital One Financial Corp.	338,800	24,526
Navient Corp.	1,478,100	20,205
Total		44,731

Containers & Packaging 1.89%
Avery Dennison Corp.	212,800	15,451
International Paper Co.	1,769,100	76,549
WestRock Co.	589,100	24,654
Total		116,654

Diversified Financial Services 0.28%
CME Group, Inc.	188,700	17,343

Diversified Telecommunication Services 3.06%
AT&T, Inc.	2,747,949	106,675
Verizon Communications, Inc.	1,623,351	82,694
Total		189,369

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2016

Investments	Shares	Fair Value (000)
Electric: Utilities 3.99%
Duke Energy Corp.	927,839	$73,095
PPL Corp.	1,136,100	42,763
Southern Co. (The)	1,663,900	83,362
Westar Energy, Inc.	397,100	20,494
Xcel Energy, Inc.	672,500	26,920
Total		246,634

Energy Equipment & Services 1.69%
National Oilwell Varco, Inc.	343,300	12,373
Schlumberger Ltd.	1,151,100	92,479
Total		104,852

Food & Staples Retailing 2.27%
Wal-Mart Stores, Inc.	1,095,500	73,256
Walgreens Boots Alliance, Inc.	844,900	66,984
Total		140,240

Food Products 0.63%
Ingredion, Inc.	165,900	19,093
Pinnacle Foods, Inc.	467,400	19,907
Total		39,000

Gas Utilities 0.27%
Atmos Energy Corp.	148,500	10,774
UGI Corp.	150,600	6,060
Total		16,834

Health Care Equipment & Supplies 0.97%
Medtronic plc (Ireland)(a)	757,800	59,980

Health Care Providers & Services 1.00%
Cardinal Health, Inc.	382,200	29,987
UnitedHealth Group, Inc.	239,900	31,590
Total		61,577

Hotels, Restaurants & Leisure 1.12%
Darden Restaurants, Inc.	585,400	36,441
Dunkin’ Brands Group, Inc.	136,900	6,366
McDonald’s Corp.	143,000	18,088
Wynn Resorts Ltd.	94,400	8,336
Total		69,231
Investments	Shares	Fair Value (000)
Household Durables 1.20%
Whirlpool Corp.	426,900	$74,340

Household Products 2.08%
Clorox Co. (The)	95,200	11,922
Kimberly-Clark Corp.	338,200	42,339
Procter & Gamble Co. (The)	929,900	74,504
Total		128,765

Independent Power and Renewable Electricity Producer 0.12%
AES Corp.	681,900	7,610

Industrial Conglomerates 2.89%
General Electric Co.	5,810,555	178,674

Information Technology Services 3.50%
Broadridge Financial Solutions, Inc.	209,100	12,513
Fidelity National Information Services, Inc.	648,500	42,671
International Business Machines Corp.	747,450	109,083
Western Union Co. (The)	2,616,300	52,326
Total		216,593

Insurance 7.60%
Allstate Corp. (The)	563,000	36,623
AmTrust Financial Services, Inc.	798,600	19,845
Arthur J Gallagher & Co.	208,000	9,576
Assurant, Inc.	379,800	32,120
Chubb Ltd. (Switzerland)(a)	757,500	89,279
Hanover Insurance Group, Inc. (The)	130,900	11,226
Hartford Financial Services Group, Inc. (The)	468,800	20,805
Progressive Corp. (The)	1,392,200	45,386
Prudential Financial, Inc.	1,362,200	105,761
Reinsurance Group of America, Inc.	128,600	12,245
Unum Group	921,300	31,518
Validus Holdings Ltd.	203,100	9,361

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2016

Investments	Shares	Fair Value (000)
Insurance (continued)
XL Group plc (Ireland)(a)	1,410,100	$46,153
Total		469,898

Leisure Products 1.01%
Hasbro, Inc.	308,700	26,129
Mattel, Inc.	1,162,700	36,148
Total		62,277

Machinery 2.24%
Cummins, Inc.	437,100	51,154
Graco, Inc.	187,000	14,659
Ingersoll-Rand plc	522,400	34,238
Stanley Black & Decker, Inc.	176,300	19,731
Trinity Industries, Inc.	953,400	18,601
Total		138,383

Media 1.13%
Comcast Corp. Class A	1,150,850	69,926

Multi-Line Retail 1.28%
Target Corp.	998,900	79,412

Multi-Utilities 1.71%
Ameren Corp.	327,100	15,701
Public Service Enterprise Group, Inc.	331,500	15,292
SCANA Corp.	526,700	36,179
Sempra Energy	375,400	38,797
Total		105,969

Oil, Gas & Consumable Fuels 9.91%
Chevron Corp.	2,375,232	242,701
ConocoPhillips	2,198,000	105,042
Devon Energy Corp.	1,023,900	35,509
Exxon Mobil Corp.	412,200	36,439
Kinder Morgan, Inc.	2,304,900	40,935
Occidental Petroleum Corp.	567,284	43,482
Spectra Energy Corp.	790,700	24,725
Valero Energy Corp.	1,429,650	84,164
Total		612,997
Investments	Shares	Fair Value (000)
Pharmaceuticals 5.84%
Johnson & Johnson	942,900	$105,680
Merck & Co., Inc.	880,400	48,281
Pfizer, Inc.	6,347,900	207,640
Total		361,601

Professional Services 1.00%
Nielsen Holdings plc	1,182,500	61,655

Real Estate Investment Trusts 4.68%
Alexandria Real Estate Equities, Inc.	242,300	22,522
Annaly Capital Management, Inc.	1,264,900	13,180
AvalonBay Communities, Inc.	378,850	66,977
Duke Realty Corp.	1,143,000	24,997
General Growth Properties, Inc.	2,412,000	67,608
Healthcare Trust of America, Inc. Class A	531,800	15,364
Prologis, Inc.	486,400	22,088
Public Storage	49,700	12,167
SL Green Realty Corp.	198,700	20,879
UDR, Inc.	334,100	11,667
Welltower, Inc.	175,700	12,197
Total		289,646

Road & Rail 0.60%
Union Pacific Corp.	425,400	37,108

Semiconductors & Semiconductor Equipment 4.95%
Cypress Semiconductor Corp.	1,502,100	13,564
Intel Corp.	4,611,200	139,627
KLA-Tencor Corp.	168,500	11,785
NVIDIA Corp.	761,400	27,053
QUALCOMM, Inc.	2,260,000	114,175
Total		306,204

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

April 30, 2016

Investments	Shares	Fair Value (000)
Software 0.66%
Microsoft Corp.	818,200	$40,804

Specialty Retail 0.44%
GameStop Corp. Class A	401,700	13,176
L Brands, Inc.	179,500	14,053
Total		27,229

Technology Hardware, Storage & Peripherals 1.27%
Apple, Inc.	837,825	78,538

Tobacco 2.52%
Altria Group, Inc.	874,249	54,824
Reynolds American, Inc.	2,037,500	101,060
Total		155,884

Trading Companies & Distributors 0.43%
Fastenal Co.	258,900	12,114
Watsco, Inc.	109,400	14,711
Total		26,825
Total Common Stocks (cost $6,013,858,080)		6,163,285
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement
Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $25,380,000 of U.S. Treasury Note at 2.50% due 8/15/2023; value: $27,029,700; proceeds: $26,499,083 (cost $26,499,016)	$26,499	$26,499
Total Investments in Securities 100.06% (cost $6,040,357,096)		6,189,784
Liabilities in Excess of Cash and Other Assets(b) (0.06)%		(3,742)
Net Assets 100.00%		$6,186,042

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2016

Open Futures Contracts at April 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E- Mini S&P 500 Index	June 2016	253	Long	$26,047,615	$573,261

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,163,285	$–	$–	$6,163,285
Repurchase Agreement	–	26,499	–	26,499
Total	$6,163,285	$26,499	$–	$6,189,784
Other Financial Instruments
Futures Contracts
Assets	$573	$–	$–	$573
Liabilities	–	–	–	–
Total	$573	$–	$–	$573

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2016

ASSETS:
Investments in securities, at fair value (cost $6,040,357,096)	$6,189,784,476
Cash	27,372
Deposits with brokers for futures collateral	1,084,500
Receivables:
Interest and dividends	7,592,435
Capital shares sold	1,621,785
Investment securities sold	3,019,814
Prepaid expenses and other assets	45,860
Total assets	6,203,176,242
LIABILITIES:
Payables:
Capital shares reacquired	5,076,407
Management fee	1,600,887
12b-1 distribution plan	5,192,833
Directors’ fees	3,504,905
Fund administration	203,069
Variation margin	160,975
To affiliate (See Note 3)	29,486
Accrued expenses	1,370,847
Total liabilities	17,139,409
NET ASSETS	$6,186,036,833
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,978,279,130
Undistributed net investment income	2,624,316
Accumulated net realized gain on investments and futures contracts	55,132,746
Net unrealized appreciation on investments and futures contracts	150,000,641
Net Assets	$6,186,036,833

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2016

Net assets by class:
Class A Shares	$5,412,835,803
Class B Shares	$30,315,864
Class C Shares	$396,055,164
Class F Shares	$153,905,838
Class I Shares	$119,851,301
Class P Shares	$20,211,276
Class R2 Shares	$625,010
Class R3 Shares	$52,198,144
Class R4 Shares	$18,363
Class R5 Shares	$10,031
Class R6 Shares	$10,039
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	372,890,951
Class B Shares (300 million shares of common stock authorized, $.001 par value)	2,074,136
Class C Shares (300 million shares of common stock authorized, $.001 par value)	27,290,018
Class F Shares (300 million shares of common stock authorized, $.001 par value)	10,602,190
Class I Shares (300 million shares of common stock authorized, $.001 par value)	8,228,082
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,394,522
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	43,053
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,599,728
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	1,265
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	688.50
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	688.50
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.52
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.41
Class B Shares-Net asset value	$14.62
Class C Shares-Net asset value	$14.51
Class F Shares-Net asset value	$14.52
Class I Shares-Net asset value	$14.57
Class P Shares-Net asset value	$14.49
Class R2 Shares-Net asset value	$14.52
Class R3 Shares-Net asset value	$14.50
Class R4 Shares-Net asset value	$14.52
Class R5 Shares-Net asset value	$14.57
Class R6 Shares-Net asset value	$14.58

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2016

Investment income:
Dividends	$100,676,788
Interest and other	11,624
Total investment income	100,688,412
Expenses:
Management fee	9,544,301
12b-1 distribution plan-Class A	6,511,140
12b-1 distribution plan-Class B	177,242
12b-1 distribution plan-Class C	1,944,182
12b-1 distribution plan-Class F	73,617
12b-1 distribution plan-Class P	25,452
12b-1 distribution plan-Class R2	1,757
12b-1 distribution plan-Class R3	121,944
12b-1 distribution plan-Class R4	14
Shareholder servicing	3,553,827
Professional	43,170
Reports to shareholders	200,531
Fund administration	1,209,586
Custody	74,403
Directors’ fees	67,122
Registration	92,949
Subsidy (See Note 3)	101,272
Other	176,375
Gross expenses	23,918,884
Expense reductions (See Note 9)	(7,683)
Net expenses	23,911,201
Net investment income	76,777,211
Net realized and unrealized gain (loss):
Net realized gain on investments	70,881,682
Net realized gain on futures contracts	1,494,890
Net change in unrealized appreciation/depreciation on investments	(95,426,081)
Net change in unrealized appreciation/depreciation on futures contracts	(1,148,557)
Net realized and unrealized loss	(24,198,066)
Net Increase in Net Assets Resulting From Operations	$52,579,145

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2016 (unaudited)	For the Year Ended October 31, 2015
Operations:
Net investment income	$76,777,211	$148,921,678
Net realized gain on investments and futures contracts	72,376,572	465,084,531
Net change in unrealized appreciation/depreciation on investments and futures contracts	(96,574,638)	(518,400,568)
Net increase in net assets resulting from operations	52,579,145	95,605,641
Distributions to shareholders from:
Net investment income
Class A	(69,529,191)	(134,407,265)
Class B	(296,669)	(795,798)
Class C	(3,660,980)	(6,791,146)
Class F	(2,061,603)	(3,843,469)
Class I	(1,746,357)	(3,572,522)
Class P	(266,942)	(573,939)
Class R2	(6,791)	(11,034)
Class R3	(603,599)	(1,154,698)
Class R4	(126)	(58)
Class R5	(138)	(64)
Class R6	(140)	(64)
Net realized gain
Class A	(410,982,543)	(292,198,555)
Class B	(3,015,511)	(3,315,127)
Class C	(30,475,195)	(22,134,109)
Class F	(11,333,808)	(7,390,754)
Class I	(9,543,445)	(12,659,788)
Class P	(1,607,383)	(1,349,167)
Class R2	(45,579)	(34,817)
Class R3	(3,905,225)	(2,677,096)
Class R4	(723)	–
Class R5	(722)	–
Class R6	(722)	–
Total distributions to shareholders	(549,083,392)	(492,909,470)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	147,489,886	310,630,952
Reinvestment of distributions	497,832,889	443,966,310
Cost of shares reacquired	(459,070,194)	(975,519,188)
Net increase (decrease) in net assets resulting from capital share transactions	186,252,581	(220,921,926)
Net decrease in net assets	(310,251,666)	(618,225,755)
NET ASSETS:
Beginning of period	$6,496,288,499	$7,114,514,254
End of period	$6,186,036,833	$6,496,288,499
Undistributed net investment income	$2,624,316	$4,019,641

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2016(c)	$15.70	$0.18	$(0.03)	$0.15	$(0.18)	$(1.15)	$(1.33)
10/31/2015	16.65	0.36	(0.15)	0.21	(0.36)	(0.80)	(1.16)
10/31/2014	14.94	0.36	1.72	2.08	(0.37)	–	(0.37)
10/31/2013	11.82	0.23	3.12	3.35	(0.23)	–	(0.23)
10/31/2012	10.55	0.18	1.27	1.45	(0.18)	–	(0.18)
10/31/2011	10.59	0.12	(0.04)	0.08	(0.12)	–	(0.12)
Class B
4/30/2016(c)	15.79	0.13	(0.03)	0.10	(0.12)	(1.15)	(1.27)
10/31/2015	16.73	0.24	(0.15)	0.09	(0.23)	(0.80)	(1.03)
10/31/2014	15.00	0.24	1.74	1.98	(0.25)	–	(0.25)
10/31/2013	11.87	0.14	3.12	3.26	(0.13)	–	(0.13)
10/31/2012	10.59	0.11	1.27	1.38	(0.10)	–	(0.10)
10/31/2011	10.61	0.05	(0.03)	0.02	(0.04)	–	(0.04)
Class C
4/30/2016(c)	15.70	0.13	(0.04)	0.09	(0.13)	(1.15)	(1.28)
10/31/2015	16.64	0.24	(0.14)	0.10	(0.24)	(0.80)	(1.04)
10/31/2014	14.94	0.24	1.71	1.95	(0.25)	–	(0.25)
10/31/2013	11.82	0.14	3.12	3.26	(0.14)	–	(0.14)
10/31/2012	10.55	0.11	1.26	1.37	(0.10)	–	(0.10)
10/31/2011	10.58	0.05	(0.03)	0.02	(0.05)	–	(0.05)
Class F
4/30/2016(c)	15.70	0.19	(0.02)	0.17	(0.20)	(1.15)	(1.35)
10/31/2015	16.65	0.38	(0.14)	0.24	(0.39)	(0.80)	(1.19)
10/31/2014	14.94	0.38	1.73	2.11	(0.40)	–	(0.40)
10/31/2013	11.83	0.26	3.11	3.37	(0.26)	–	(0.26)
10/31/2012	10.56	0.21	1.26	1.47	(0.20)	–	(0.20)
10/31/2011	10.59	0.15	(0.03)	0.12	(0.15)	–	(0.15)
Class I
4/30/2016(c)	15.75	0.20	(0.03)	0.17	(0.20)	(1.15)	(1.35)
10/31/2015	16.70	0.41	(0.16)	0.25	(0.40)	(0.80)	(1.20)
10/31/2014	14.99	0.39	1.73	2.12	(0.41)	–	(0.41)
10/31/2013	11.86	0.27	3.14	3.41	(0.28)	–	(0.28)
10/31/2012	10.59	0.22	1.26	1.48	(0.21)	–	(0.21)
10/31/2011	10.62	0.16	(0.03)	0.13	(0.16)	–	(0.16)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.52	1.08	(d)	0.37	(d)	1.29	(d)	$5,412,836	32.71	(d)
15.70	1.26		0.74		2.22		5,663,305	66.36
16.65	14.08		0.74		2.25		6,079,217	81.28
14.94	28.59		0.84		1.70		6,051,139	92.86
11.82	13.78		0.85		1.58		54,200,741	14.26
10.55	0.73		0.84		1.09		5,777,045	16.39

14.62	0.72	(d)	0.75	(d)	0.93	(d)	30,316	32.71	(d)
15.79	0.48		1.49		1.48		42,980	66.36
16.73	13.25		1.49		1.51		69,337	81.28
15.00	27.64		1.50		1.06		91,394	92.86
11.87	13.02		1.51		0.94		116,262	14.26
10.59	0.18		1.49		0.43		174,386	16.39

14.51	0.64	(d)	0.74	(d)	0.91	(d)	396,055	32.71	(d)
15.70	0.55		1.49		1.48		422,766	66.36
16.64	13.17		1.48		1.50		459,439	81.28
14.94	27.76		1.49		1.05		449,259	92.86
11.82	13.04		1.50		0.93		407,621	14.26
10.55	0.14		1.48		0.44		467,475	16.39

14.52	1.15	(d)	0.30	(d)	1.36	(d)	153,906	32.71	(d)
15.70	1.42		0.59		2.37		156,842	66.36
16.65	14.25		0.59		2.36		152,988	81.28
14.94	28.80		0.60		1.94		112,933	92.86
11.83	14.04		0.61		1.82		92,498	14.26
10.56	1.08		0.59		1.33		102,086	16.39

14.57	1.20	(d)	0.25	(d)	1.42	(d)	119,851	32.71	(d)
15.75	1.51		0.49		2.52		131,435	66.36
16.70	14.31		0.49		2.48		268,873	81.28
14.99	29.03		0.50		2.07		239,652	92.86
11.86	14.12		0.51		1.92		347,410	14.26
10.59	1.18		0.49		1.42		385,714	16.39

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class P
4/30/2016(c)	$15.68	$0.18	$(0.04)	$0.14	$(0.18)	$(1.15)	$(1.33)
10/31/2015	16.62	0.36	(0.14)	0.22	(0.36)	(0.80)	(1.16)
10/31/2014	14.91	0.36	1.71	2.07	(0.36)	–	(0.36)
10/31/2013	11.80	0.23	3.11	3.34	(0.23)	–	(0.23)
10/31/2012	10.53	0.18	1.26	1.44	(0.17)	–	(0.17)
10/31/2011	10.57	0.12	(0.05)	0.07	(0.11)	–	(0.11)
Class R2
4/30/2016(c)	15.71	0.16	(0.04)	0.12	(0.16)	(1.15)	(1.31)
10/31/2015	16.61	0.31	(0.14)	0.17	(0.27)	(0.80)	(1.07)
10/31/2014	14.91	0.30	1.72	2.02	(0.32)	–	(0.32)
10/31/2013	11.80	0.19	3.12	3.31	(0.20)	–	(0.20)
10/31/2012	10.54	0.15	1.26	1.41	(0.15)	–	(0.15)
10/31/2011	10.58	0.09	(0.03)	0.06	(0.10)	–	(0.10)
Class R3
4/30/2016(c)	15.69	0.16	(0.03)	0.13	(0.17)	(1.15)	(1.32)
10/31/2015	16.63	0.32	(0.13)	0.19	(0.33)	(0.80)	(1.13)
10/31/2014	14.93	0.32	1.72	2.04	(0.34)	–	(0.34)
10/31/2013	11.81	0.21	3.12	3.33	(0.21)	–	(0.21)
10/31/2012	10.55	0.16	1.26	1.42	(0.16)	–	(0.16)
10/31/2011	10.58	0.11	(0.03)	0.08	(0.11)	–	(0.11)
Class R4
4/30/2016(c)	15.70	0.17	(0.02)	0.15	(0.18)	(1.15)	(1.33)
6/30/2015 to 10/31/2015(e)	15.95	0.12	(0.28)	(0.16)	(0.09)	–	(0.09)
Class R5
4/30/2016(c)	15.75	0.20	(0.03)	0.17	(0.20)	(1.15)	(1.35)
6/30/2015 to 10/31/2015(e)	16.00	0.13	(0.28)	(0.15)	(0.10)	–	(0.10)
Class R6
4/30/2016(c)	15.76	0.21	(0.03)	0.18	(0.21)	(1.15)	(1.36)
6/30/2015 to 10/31/2015(e)	16.00	0.14	(0.28)	(0.14)	(0.10)	–	(0.10)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.49	1.01	(d)	0.37	(d)	1.29	(d)	$20,211	32.71	(d)
15.68	1.31		0.74		2.22		22,407	66.36
16.62	14.02		0.74		2.32		28,397	81.28
14.91	28.58		0.81		1.74		83,364	92.86
11.80	13.79		0.86		1.58		88,145	14.26
10.53	0.75		0.90		1.02		113,935	16.39

14.52	0.86	(d)	0.55	(d)	1.10	(d)	625	32.71	(d)
15.71	0.99		1.09		1.90		624	66.36
16.61	13.65		1.09		1.88		718	81.28
14.91	28.23		1.10		1.43		593	92.86
11.80	13.43		1.11		1.33		529	14.26
10.54	0.50		1.09		0.83		709	16.39

14.50	0.90	(d)	0.48	(d)	1.17	(d)	52,198	32.71	(d)
15.69	1.09		0.98		1.99		55,901	66.36
16.63	13.75		0.98		2.00		55,545	81.28
14.93	28.43		0.99		1.55		51,455	92.86
11.81	13.54		1.00		1.42		46,473	14.26
10.55	0.69		0.98		0.94		40,021	16.39

14.52	1.08	(d)	0.37	(d)	1.20	(d)	18	32.71	(d)
15.70	(0.95	)(d)	0.72	(f)	2.25	(f)	10	66.36

14.57	1.20	(d)	0.23	(d)	1.42	(d)	10	32.71	(d)
15.75	(0.88	)(d)	0.47	(f)	2.50	(f)	10	66.36

14.58	1.22	(d)	0.19	(d)	1.46	(d)	10	32.71	(d)
15.76	(0.82	)(d)	0.38	(f)	2.59	(f)	10	66.36

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2012 through October 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2016, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2016, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Multi-Asset Growth Fund were .83% and .57%, respectively.

12b-1 Distribution Plan

 The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3	Class R4
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2016:

Distributor	Dealers’
Commissions	Concessions
$244,867	$1,336,211

Distributor received CDSCs of $3,104 and $12,646 for Class A and Class C shares, respectively, for the six months ended April 30, 2016.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2016 and fiscal year ended October 31, 2015 was as follows:

	Six Months Ended
	4/30/2016	Year Ended
	(unaudited)	10/31/2015
Distributions paid from:
Ordinary income	$170,226,900	$151,150,057
Net long-term capital gains	378,856,492	341,759,413
Total distributions paid	$549,083,392	$492,909,470

As of April 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,055,829,999
Gross unrealized gain	440,856,428
Gross unrealized loss	(306,901,951)
Net unrealized security gain	$ 133,954,477

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2016 were as follows:

Purchases	Sales
$2,000,451,356	$2,279,176,908

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2016 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2016, the Fund had futures contracts with unrealized appreciation of $573,261. Amounts of 1,494,890 and $(1,148,557) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 253.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$26,499,016	$ –	$26,499,016
Total	$26,499,016	$ –	$26,499,016

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$26,499,016	$–	$–	$(26,499,016)	$–
Total	$26,499,016	$–	$–	$(26,499,016)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2016.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended April 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests.

Notes to Financial Statements (unaudited)(continued)

Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		April 30, 2016		Year Ended
		(unaudited)		October 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,838,564	$96,746,067	12,571,616	$202,180,056
Converted from Class B*	597,947	8,378,507	1,031,888	16,635,300
Reinvestment of distributions	30,536,533	442,432,504	24,169,074	389,264,471
Shares reacquired	(25,774,103)	(365,553,453)	(42,237,712)	(680,202,078)
Increase (decrease)	12,198,941	$182,003,625	(4,465,134)	$(72,122,251)

Class B Shares
Shares sold	22,350	$320,920	58,731	$948,784
Reinvestment of distributions	214,884	3,134,099	241,320	3,922,793
Shares reacquired	(289,879)	(4,226,681)	(696,860)	(11,205,075)
Converted to Class A*	(594,415)	(8,378,507)	(1,027,071)	(16,635,300)
Decrease	(647,060)	$(9,150,169)	(1,423,880)	$(22,968,798)

Class C Shares
Shares sold	1,489,976	$21,189,163	2,248,626	$36,294,150
Reinvestment of distributions	1,766,214	25,592,608	1,330,250	21,467,821
Shares reacquired	(2,896,322)	(41,099,573)	(4,254,449)	(68,341,690)
Increase (decrease)	359,868	$5,682,198	(675,573)	$(10,579,719)

Class F Shares
Shares sold	1,395,887	$19,975,702	2,454,188	$39,700,914
Reinvestment of distributions	739,574	10,712,416	558,385	8,981,727
Shares reacquired	(1,521,845)	(21,745,337)	(2,212,570)	(35,630,332)
Increase	613,616	$8,942,781	800,003	$13,052,309

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		April 30, 2016		Year Ended
		(unaudited)		October 31, 2015
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	300,989	$4,345,783	971,183	$15,804,012
Reinvestment of distributions	657,915	9,561,341	898,958	14,575,204
Shares reacquired	(1,075,540)	(15,145,857)	(9,626,864)	(157,810,680)
Decrease	(116,636)	$(1,238,733)	(7,756,723)	$(127,431,464)

Class P Shares
Shares sold	27,341	$385,413	121,009	$1,934,424
Reinvestment of distributions	127,249	1,840,980	116,810	1,880,759
Shares reacquired	(189,220)	(2,698,942)	(516,816)	(8,291,214)
Decrease	(34,630)	$(472,549)	(278,997)	$(4,476,031)

Class R2 Shares
Shares sold	3,340	$47,401	26,875	$421,289
Reinvestment of distributions	3,431	49,735	2,619	42,366
Shares reacquired	(3,428)	(47,948)	(33,010)	(502,869)
Increase (decrease)	3,343	$49,188	(3,516)	$(39,214)

Class R3 Shares
Shares sold	317,313	$4,471,140	834,811	$13,317,323
Reinvestment of distributions	311,404	4,506,634	238,146	3,830,983
Shares reacquired	(592,727)	(8,552,403)	(848,593)	(13,535,250)
Increase	35,990	$425,371	224,364	$3,613,056

Class R4 Shares(a)
Shares sold	575	$8,297	627	$10,000
Reinvestment of distributions	59	850	4	58
Increase	634	$9,147	631	$10,058

Class R5 Shares(a)
Shares sold	–	$–	625	$10,000
Reinvestment of distributions	59.15	860	4.35	64
Increase	59.15	$860	629	$10,064

Class R6 Shares(a)
Shares sold	–	$–	625	$10,000
Reinvestment of distributions	59.15	862	4.35	64
Increase	59.15	$862	629	$10,064

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on November 5, 2015. The joint special meeting was held for shareholders of the Fund to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a) Amend the fundamental investment restriction with respect to Borrowing

	Votes		Broker
Votes For	Against	Abstain	Non-Votes
163,767,990	12,211,770	13,536,335	43,207,058

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b) Amend the fundamental investment restriction with respect to Lending

	Votes		Broker
Votes For	Against	Abstain	Non-Votes
163,716,250	12,201,746	13,598,099	43,207,058

2. To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

	Votes		Broker
Votes For	Against	Abstain	Non-Votes
214,198,118	5,553,528	12,971,507	–

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2015. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods and below the median of the performance peer group for the five-year and ten-year periods.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with

Approval of Advisory Contract (concluded)

certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016